REVENUE RECOGNITION (Policies)	12 Months Ended
Mar. 31, 2020
REVENUE RECOGNITION [Abstract]
Revenue Recognition
In general, the Company recognizes revenue when a service is provided or a good is sold to a customer and there is a contract. At contract inception, the Company assesses the goods and services promised in its contracts with customers and identifies all performance obligations for each distinct promise that transfers a good or service (or bundle of goods or services) to the customer. To identify the performance obligations, the Company considers all goods or services promised in the contract, whether explicitly stated or implied based on customary business practices. Revenue is recognized when control of the identified distinct goods or services has been transferred to the customer, the transaction price is determined and allocated to the satisfied performance obligations and the Company has determined that collection has occurred or is probable of occurring.

A majority of the Company’s revenue from contracts with customers is currently generated through two types of contracts: helicopter services and fixed wing services. Each contract type has a single distinct performance obligation as described below.

Helicopter services — The Company’s customers — major integrated, national and independent offshore energy companies — charter its helicopters primarily to transport personnel between onshore bases and offshore production platforms, drilling rigs and other installations. To a lesser extent, the Company’s customers also charter its helicopters to transport time-sensitive equipment to these offshore locations. The customers for SAR services include both the oil and gas industry and governmental agencies. Revenue from helicopter services is recognized when the performance obligation is satisfied over time based on contractual rates as the related services are performed.

A performance obligation arises under contracts with customers to render services and is the unit of account under the new accounting guidance for revenue. Operating revenue from the Company’s oil and gas segment is derived mainly from fixed-term contracts with its customers, a substantial portion of which is competitively bid. A small portion of its oil and gas customer revenue is derived from providing services on an “ad-hoc” basis. Its fixed-term contracts typically have original terms of one year to seven years (subject to provisions permitting early termination by its customers). The Company accounts for services rendered separately if they are distinct and the service is separately identifiable from other items provided to a customer and if a customer can benefit from the services rendered on its own or with other resources that are readily available to the customer. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Within this contract type for helicopter services, the Company determined that each contract has a single distinct performance obligation. These contracts include a fixed monthly rate for a particular model of aircraft, and flight hour services, which represents the variable component of a typical contract with a customer. Rates for these services vary depending on the type of services provided and can be based on a per flight hour, per day, or per month basis. Variable charges within its flight services contracts are not effective until a customer-initiated flight order is received and the actual hours flown are determined; therefore, the associated flight revenue generally cannot be reasonably and reliably estimated beforehand. A contract’s standalone selling prices are determined based upon the prices that the Company charges for services rendered. Revenue is recognized as performance obligations are satisfied over time, by measuring progress towards satisfying the contracted services in a manner that best depicts the transfer of services to the customer, which is generally represented by a period of 30 days or less. The Company typically invoices customers on a monthly basis and the term between invoicing and when the payment is due is typically between 30 and 60 days. In order to offset potential increases in operating costs, long-term contracts may provide for periodic increases in the contractual rates charged for services. The Company recognizes the impact of these rate escalations when estimable and applicable, which generally includes written acknowledgment from the customers that they are in agreement with the amount of the rate escalation. Cost reimbursements from customers are recorded as reimbursable revenue with the related reimbursed costs recorded as reimbursable expense on the Company’s consolidated statements of operations.

Taxes collected from customers and remitted to governmental authorities are reported on a net basis in the Company’s financial statements. Thus, the Company excludes taxes imposed on the customer and collected on behalf of governmental agencies to be remitted to these agencies from the transaction price in determining the revenue related to contracts with a customer.

Fixed wing services — Airnorth provides fixed wing transportation services through regular passenger transport (scheduled airline service with individual ticket sales) and charter services. A performance obligation arises under contracts with customers to render services and is the unit of account under the new accounting guidance for revenue. Within fixed wing services, the Company determined that each contract has a single distinct performance obligation. Revenue is recognized over time at the earlier of the period in which the service is provided or the period in which the right to travel expires, which is determined by the terms and conditions of the ticket. Ticket sales are recorded within deferred revenue in accordance with the above policy. Both chartered and scheduled airline service revenue is recognized net of passenger taxes and discounts.

Contract Assets, Liabilities and Receivables

The Company generally satisfies performance of contract obligations by providing helicopter and fixed wing services to its customers in exchange for consideration. The timing of performance may differ from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset exists when the Company has a contract with a customer for which revenue has been recognized (i.e., services have been performed), but customer payment is contingent on a future event (i.e. satisfaction of additional performance obligations). These contract assets are transferred to receivables when the right to consideration becomes unconditional. Contract liabilities relate to deferred revenue in which advance consideration is received from customers for contracts where revenue is recognized on future performance of services.